--------------------------------------------------------------------------------
     MAY 1, 2000                                                 PROSPECTUS
--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not prohibited.


SUNAMERICA STYLE SELECT SERIES(R)


                 o FOCUSED TECHNET PORTFOLIO

                   CLASS A SHARES

                   CLASS B SHARES

                   CLASS II SHARES



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                  [SUNAMERICA MUTUAL FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FUND HIGHLIGHTS ....................................    2

                    SHAREHOLDER ACCOUNT INFORMATION ....................    5

                    MORE INFORMATION ABOUT THE PORTFOLIO ...............   13

                         INVESTMENT STRATEGIES .........................   13

                         GLOSSARY ......................................   14

                             INVESTMENT TERMINOLOGY ....................   14

                             RISK TERMINOLOGY ..........................   15

                         FUND MANAGEMENT ...............................   16

                    INFORMATION ABOUT ADVISERS .........................   17


                                                  [SUNAMERICA MUTUAL FUNDS LOGO]

================================================================================
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser may invest in up to 10 securities for a total of up to 30. Each Adviser may invest in additional financial securities for the purpose of cash management or to hedge a security in the Portfolio.

When deemed appropriate by an Adviser, the Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

The "GROWTH" ORIENTED philosophy to which the Portfolio subscribes--that of investing in securities believed to offer the potential for long-term growth of capital--focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Fund"), and to provide you with information about one of the Fund's separate Portfolios and its investment goal, principal investment strategy, and principal investment technique. The investment goal may be changed without shareholder approval, although you will receive notice of any change. More complete investment information is provided in chart form, under "More Information About the Portfolio," which is on page 13 and the glossary that follows on page 14.

Q:  WHAT  IS  THE  PORTFOLIO'S   INVESTMENT  GOAL,   PRINCIPAL   STRATEGIES  AND
    TECHNIQUES?

A:
                        PRINCIPAL
INVESTMENT              INVESTMENT               PRINCIPAL INVESTMENT
   GOAL                 STRATEGIES                    TECHNIQUES
   ----                 ----------                    ----------

long-term               growth and         active trading of primaily
growth of  capital      focus              domestic,  but also  foreign,  equity
                                           securities of companies that
                                           demonstrate the potential for
                                           long-term growth of capital and that
                                           the Advisers believe will benefit
                                           significantly from technological
                                           advances or improvements, without
                                           regard to market capitalization


The Portfolio has three different professional Advisers, each with its own investment methodology within a particular investment style. Each Adviser manages a separate portion of the Portfolio using focus and growth strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S PRINCIPAL INVESTMENT TECHNIQUES

The Portfolio will primarily invest in up to thirty companies whose principal businesses the Advisers believe will significantly benefit from advances or improvements in technology ("technology companies"). Technology companies include companies in many industries that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services.

The broad industry categories in which technology companies may be found include computer software and hardware, network and capital broadcasting, internet and internet-related businesses, the development, production, sale, and distribution of goods or services used in the broadcast and media industries, communications services or equipment, the design, manufacture, or sale of electric components, defense and data storage and retrieval, healthcare and biotechnology.

The relative size of the Portfolio's investment within these industries will vary from time to time, and at times, an above-referenced industry may not be represented in the Portfolio's holdings of these particular industries.

The Portfolio will significantly invest, under normal market conditions, in internet and internet-related businesses. These companies include e-commerce enterprises as well as those that develop services and products for the internet. The Advisers may rotate the Portfolio's holdings out of internet or internet-related companies for temporary defensive purposes or, if market conditions warrant.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?

A: The following section describes the principal risks of the Portfolio, while the chart on page 13 describes principal and additional risks.

RISKS OF INVESTING IN EQUITY SECURITIES

The Portfolio invests primarily in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform poorly under circumstances in which "value" stocks in general have continued to rise. In addition, individual stocks selected for the Portfolio may underperform the market generally.

================================================================================

--------------------------------------------------------------------------------


RISKS OF NON-DIVERSIFICATION

The Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

RISKS OF INVESTING IN SMALL COMPANIES

Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF INVESTING IN TECHNOLOGY COMPANIES

Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies.

ADDITIONAL PRINCIPAL RISKS

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, SunAmerica or SunAmerica's affiliates, any government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. If the value of the assets of the Portfolio goes down, you could lose money.

Q:  HOW HAS THE PORTFOLIO PERFORMED HISTORICALLY?

A: Performance information for the Portfolio is not shown because it has been in existence for less than one year.

Q:  WHAT ARE THE PORTFOLIO'S EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

                                                    CLASS A   CLASS B  CLASS II
                                                    -------   -------  --------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1) ...........   5.75%     None      1.00%
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2) ................   None      4.00%     1.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends .............................   None      None      None
Redemption Fee(3) ................................   None      None      None
Exchange Fee .....................................   None      None      None
Maximum Account Fee ..............................   None      None      None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees ..................................   1.25%     1.25%     1.25%
Distribution and Service (12b-1) Fees(4) .........   0.35%     1.00%     1.00%
Other Expenses(5).................................   0.37%     0.37%     0.37%
                                                     ----      ----      ----
Total Annual Fund Operating Expenses(5) (6) ......   1.97%     2.62%     2.62%
                                                     ====      ====      ====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 5 for more information on the CDSCs.

(3) A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) Estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the expense ratios set forth above. SunAmerica will waive fees and reimbursements should the Total Annual Fund Operating Expenses be higher than estimated. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

================================================================================
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                      1 Year     3 Years    5 Years    10 Years
                                      ------     -------    -------    --------
FOCUSED TECHNET PORTFOLIO
    (Class A shares)                    $763     $1,158     $1,576      $2,739
    (Class B shares)                    $665     $1,014     $1,590      $2,723
    (Class II shares)                   $462     $  906     $1,476      $3,624


If you did not redeem your shares:

                                      1 Year     3 Years    5 Years    10 Years
                                      ------     -------    -------    --------
FOCUSED TECHNET PORTFOLIO
    (Class A shares)                    $763     $1,158     $1,576      $2,739
    (Class B shares)                    $265     $  814     $1,390      $2,723
    (Class II shares)                   $362     $  906     $1,476      $3,624

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------
SELECTING A SHARE CLASS

The Portfolio offers three classes of shares through this Prospectus: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.


         CLASS A                     Class B                    Class II

o Front-end        sales    o No   front-end   sales    o Front-end        sales
  charges,  as described      charge; all your money      charge,  as  described
  below.    There    are      goes to  work  for you      below.
  several ways to reduce      right away.
  these  charges,   also                                o Higher annual expenses
  described below.          o Higher annual expenses      than Class A shares.
                              than Class A shares.
o Lower annual  expenses                                o Deferred  sales charge
  than  Class B or Class    o Deferred  sales charge      on  shares   you  sell
  II shares.                  on  shares   you  sell      within eighteen months
                              within  six  years  of      of    purchase,     as
                              purchase, as described      described below.
                              below.
                                                        o No conversion to Class
                            o Automatic   conversion      A.
                              to   Class  A   shares
                              approximately one year
                              after  such  time that
                              no   CDSC   would   be
                              payable           upon
                              redemption,         as
                              described below,  thus
                              reducing future annual
                              expenses.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                                      Concession
                                                 Sales Charge         to Dealers
--------------------------------------------------------------------------------
                                               % OF      % OF NET        % OF
                                             OFFERING     AMOUNT       OFFERING
YOUR INVESTMENT                                PRICE     INVESTED        PRICE
--------------------------------------------------------------------------------

Less than $50,000 ........................      5.75%      6.10%         5.00%

$50,000 but less than $100,000 ...........      4.75%      4.99%         4.00%

$100,000 but less than $250,000 ..........      3.75%      3.90%         3.00%

$250,000 but less than $500,000 ..........      3.00%      3.09%         2.25%

$500,000 but less than $1,000,000 ........      2.10%      2.15%         1.35%

$1,000,000 or more .......................      None       None          1.00%

INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on any shares you sell within one year of purchase and a 0.50% CDSC is charged on any shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

        Years after purchase            CDSC on shares being sold

        1st or 2nd year .............   4.00%
        3rd or 4th year .............   3.00%
        5th year ....................   2.00%
        6th year ....................   1.00%
        7th year and thereafter .....   None

CLASS II. Sales Charges are as follows:

              Sales Charge                Concession to Dealers
        ----------------------------------------------------------
           % OF        % OF NET                   % OF
         OFFERING       AMOUNT                  OFFERING
           PRICE       INVESTED                   PRICE
        ----------------------------------------------------------
           1.00%         1.01%                    1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:

    o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor (this waiver may also apply to front-end sales charges of Class II shares)

    o participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional Information

    o Fund Directors and other individuals, and their families, who are affiliated with the Portfolio or any fund distributed by SunAmerica Capital Services, Inc.

    o selling brokers and their employees and sales representatives and their families

    o participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

    o within one year of the shareholder's death or becoming disabled

    o taxable distributions from or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary

    o Fund Directors and other individuals, and their families, who are affiliated with any Portfolio or any fund distributed by Sunamerica Capital Services, Inc.

    o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

    o participants in "Net Asset Value Transfer Program"

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.

REINSTATEMENT PRIVILEGE. If you sell shares of the Portfolio, within one year after the sale, you may invest some or all of the proceeds of the sale in the same share class of the Portfolio without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE (12B-1) FEES

Each class of shares of each  Portfolio has its own 12b-1 plan that provides for
distribution   and  account   maintenance  and  service  fees  (payable  to  the
Distributor) based on a percentage of average daily net assets, as follows:

                                                   ACCOUNT MAINTENANCE AND
    CLASS               DISTRIBUTION FEE                 SERVICE FEE
      A                       0.10%                         0.25%
      B                       0.75%                         0.25%
     II                       0.75%                         0.25%

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

INITIAL OFFERING OF SHARES

The Portfolio will accept orders for Class A, Class B and Class II shares of the Portfolio during a pre-commencement period from May 1, 2000 through May 19, 2000. If you place your order for shares of the Portfolio during this time, the shares will be issued at a net asset value of $12.50 per share at the commencement of operations, which is expected to occur on May 22, 2000 (the "Commencement Date"). An initial sales charge of up to 5.75% (6.10% of the net amount invested) is imposed on each transaction in Class Ashares. This initial sales charge may be reduced depending on the amount of the purchase as shown in the table under "Calculation of Sales Charges" or the applicability of any waiver or reduction of the sales charge. An initial sales charge of 1.00% (1.01% of the net amount invested) is imposed on each transaction in Class II shares. Payment for Portfolio shares is due when you place your order, however, your money will not be transferred to the Portfolio until the Commencement Date. If you purchase shares by electronic means, no funds will be transferred until the Commencement Date. If you purchase shares by any other means, your payment will be held by the Portfolio's Transfer Agent in a paid-in-waiting status until the Commencement Date. Purchases held in a paid-in-waiting status may be rescinded at any time prior to the Commencement Date and if so, your payment will be returned. During the period between receipt of your order and the commencement date, your money will not be invested in any manner and no interest will be earned. On the Commencement Date, all orders received will settle and be transferred to the Portfolio.

================================================================================

--------------------------------------------------------------------------------


Although you place an order for shares, you will not have any rights as a shareholder of the Portfolio until your money is invested in the Portfolio and the issuance of shares has been reflected in the Portfolio's books. We reserve the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part. Beginning on or about May 22, 2000, the Portfolio will commence a continuous offering of its shares

OPENING AN ACCOUNT

1.  Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each class of the Portfolio is as follows:

        o non-retirement account: $500

        o retirement account: $250

        o dollar cost averaging: $500 to open; you must invest at least $25 a month

    The minimum subsequent investment for the Portfolio is as follows:

        o non-retirement account: $100

        o retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


BUYING SHARES

OPENING AN ACCOUNT

BY CHECK
 ................................................................................

    o Make out a check for the investment amount, payable to the Focused TechNet Portfolio or SunAmerica Funds.

    o Deliver the check and your completed Account Application (and Supplemental Account Application, if applicable) to your broker or financial advisor, or mail them to:

      SunAmerica Fund Services, Inc.
      Mutual Fund Operations, 3rd Floor
      The SunAmerica Center
      733 Third Avenue
      New York, New York 10017-3204

    o All purchases must be in U.S. dollars. Cash will not be accepted. A $25.00 fee will be charged for all checks returned due to insufficient funds.


ADDING TO AN ACCOUNT
 ...............................................................................

    o Make out a check for the investment amount payable to the Focused TechNet Portfolio or SunAmerica Funds.

    o Include the stub from your Fund statement or a note specifying the Focused TechNet Portfolio, your share class, your account number and the name(s) in which the account is registered.

    o Indicate the Focused TechNet Portfolio and account number in the memo section of your check.

    o Deliver the check and your stub to your broker or financial advisor, or mail them to:

      NON-RETIREMENT ACCOUNTS:
      SunAmerica Fund Services, Inc.
      c/o NFDS
      P.O. Box 419373
      Kansas City, Missouri 64141-6373

      RETIREMENT ACCOUNTS:
      SunAmerica Fund Services, Inc.
      Mutual Fund Operations, 3rd Floor
      The SunAmerica Center
      733 Third Avenue
      New York, New York 10017-3204


BY WIRE
 ...............................................................................

    o Deliver your completed application to your broker or financial advisor or fax it to SunAmerica Fund Services, Inc. at 212-551-5585.

    o Obtain your account number by referring to your statement or by calling your broker or financial advisor or Shareholder/Dealer Services at 1-800-858-8850, ext. 5125.

    o Instruct your bank to wire the amount of your investment to:

      State Street Bank & Trust Company
      Boston, MA
      ABA #0110-00028
      DDA # 99029712

Specify the Focused TechNet Portfolio, your choice of share class, your new Portfolio number and account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

    o Instruct your bank to wire the amount of your investment to:

      State Street Bank & Trust Company
      Boston, MA
      ABA #0110-00028
      DDA # 99029712

Specify the Focused TechNet Portfolio, your share class, your Portfolio number, account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.


TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================

--------------------------------------------------------------------------------


SELLING SHARES

HOW                                    REQUIREMENTS


THROUGH YOUR BROKER OR
FINANCIAL ADVISOR
 ................................................................................

    o Accounts of any type.                 o Call  your  broker  or   financial
                                              advisor  to  place  your  order to
    o Sales of any amount.                    sell shares.


BY MAIL
 ................................................................................

    o Accounts of any type.                 o Write  a  letter  of   instruction
                                              indicating  the  Focused   TechNet
    o Include all signatures and any Portfolio, your share class, your additional documents that may be account number, the name(s) in
      required (see next page).               which the  account  is  registered
                                              and the dollar  value or number of
    o Mail the materials to:                  shares you wish to sell.

      SunAmerica Fund Services, Inc.        o Sales of $100,000 or more  require
      Mutual Fund Operations, 3rd Floor       the letter of  instruction to have
      The SunAmerica Center                   a signature guarantee.
      733 Third Avenue
      New York, New York 10017-3204         o A check will normally be mailed on
                                              the  next   business  day  to  the
                                              name(s)  and  address in which the
                                              account    is    registered,    or
                                              otherwise according to your letter
                                              of instruction.


BY PHONE
 ................................................................................

    o Most accounts.                        o Call  Shareholder/Dealer  Services
                                              at 1-800-858-8850,  extension 5125
    o Sales of less than $100,000.            between  8:30  a.m.  and 7:00 p.m.
                                              (Eastern  time)  on most  business
                                              days. Indicate the Focused TechNet
                                              Portfolio,  the name of the person
                                              requesting  the  redemption,  your
                                              share class,  your account number,
                                              the  name(s) in which the  account
                                              is registered and the dollar value
                                              or number  of  shares  you wish to
                                              sell.

                                            o A  check  will  be  mailed  to the
                                              name(s)  and  address in which the
                                              account is registered.


BY WIRE
 ................................................................................

    o Request by mail to sell any amount    o Proceeds will normally be wired on
      (accounts of any type).                 the next  business  day. A $15 fee
                                              will   be   deducted   from   your
    o Request by phone to sell less than      account.
      $100,000.


TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING. In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

    o your address of record has changed within the past 30 days

    o you are selling shares worth $100,000 or more

    o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

    o a broker or securities dealer

    o a federal savings, cooperative or other type of bank

    o a savings and loan or other thrift institution

    o a credit union

    o a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for the Portfolio and each class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS. The Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Portfolio receives your request in good order. If the Portfolio or the Distributor receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Portfolio or the Distributor receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before the Portfolio's close of business. The Portfolio and the Distributor reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

The Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If the Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash.

At various times, the Portfolio may be requested to redeem shares for which it has not yet received good payment. The Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (E.G., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Portfolio is responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of the Portfolio for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services." An exchange is treated as a taxable sale of the exchanged shares and a purchase of the new shares for federal income tax purposes.

================================================================================

--------------------------------------------------------------------------------


If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Portfolio, are using market timing strategies or making excessive exchanges. The Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. The Portfolio may also refuse any exchange order.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 extension 5125, for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolio, along with a letter of instruction and a signature guarantee. The Portfolio does not issue certificates for fractional shares.

MULTI-PARTY CHECKS. The Fund may agree to accept a "multi-party check" in payment for Portfolio shares. This is a check made payable to the investor by another party and then endorsed over to the Portfolio by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to the Portfolio or any other fund distributed by SunAmerica Capital Services of your choice. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

    o Make sure you have at least $5,000 worth of shares in your account.

    o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

    o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

    o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

    o Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of the Portfolio periodically for the same class of shares of one or more other fund distributed by SunAmerica Capital Services, Inc. To use:

    o Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.

    o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

    o Specify the amount(s). Each exchange must be worth at least $50.

    o Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL) Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Portfolio. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Portfolio shares and to the value of the Portfolio shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Portfolio shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Portfolio redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in the Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans and other pension, educational and profit-sharing plans. Using these plans, you can invest in any fund distributed by SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

    o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from or automatic redemption to your bank account)

    o after any changes of name or address of the registered owner(s)

    o in all other circumstances, annually

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Portfolio generally distributes most or all of its net earnings in the form of dividends. Income dividends, if any, are paid at least annually by the Portfolio.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other fund distributed by SunAmerica Capital Services, Inc. or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS. The Portfolio intends to satisfy the requirements necessary to qualify as a regulated investment company for federal income tax purposes. For so long as the Portfolio so qualifies, it will pay no federal income tax on the income and capital gains that it distributes to shareholders.

Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets).

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Portfolio must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal income tax law of an investment in the Portfolio. It is not a substitution for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in the Portfolio under all applicable laws.

SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

================================================================================
MORE INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           FUND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Portfolio has an investment goal and a strategy for pursuing it. The chart summarizes information about the Portfolio's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.


--------------------------------------------------------------------------------
                                FOCUSED TECHNET
--------------------------------------------------------------------------------


What is the Portfolio's                 Long-term growth of capital
investment goal?
--------------------------------------------------------------------------------

What principal investment  strategies   Growth and focus
does the Portfolio use to implement
its investment goal?
--------------------------------------------------------------------------------
What are the Portfolio's principal      o Active trading of up to thirty equity
investment techniques?                    securities of companies that offer the
                                          potential for capital appreciation and
                                          that the Advisers believe will benefit
                                          significantly from technological
                                          advances or improvements, without
                                          regard to market capitalization
--------------------------------------------------------------------------------
What are the  Portfolio's  other        o Trading of foreign securities
significant investment techniques?
--------------------------------------------------------------------------------
What other types of securities may      o Short-term investments
the Portfolio normally invest in as        (up to 10%)
part of efficient portfolio
management or for return                o Defensive instruments
enhancement purposes?
                                        o Options and futures

                                        o Special situations
--------------------------------------------------------------------------------
What principal risks normally may       o Stock market volatility
affect the Portfolio?
                                        o Securities selection

                                        o Small market capitalization

                                        o Technology company

                                        o Non-diversification
--------------------------------------------------------------------------------
What other risks                        o Foreign exposure
may affect the
Portfolio?                              o Derivatives

                                        o Hedging

                                        o Emerging markets
--------------------------------------------------------------------------------

================================================================================
MORE INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

                                    GLOSSARY


INVESTMENT TERMINOLOGY

CAPITAL APPRECIATION is growth of the value of an investment.

ACTIVE TRADING means that the Portfolio may engage, when the Adviser deems appropriate, in frequent trading of portfolio securities to achieve its investment goal. In addition, because the Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. During periods of increased market volatility, active trading may be more pronounced.

EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

LARGE-CAP COMPANIES are those with market caps within the Morningstar, Inc. Large-Cap category. Currently, this range is $9.5 billion or higher.

MID-CAP COMPANIES are those with market caps within the Morningstar, Inc. Mid-Cap category. Currently, this range is between $1.5 billion and 9.5 billion.

SMALL-CAP COMPANIES are those with market caps within the Morningstar, Inc. Small-Cap category. Currently, this range is $1.5 billion or less.

FOREIGN SECURITIES are issued by companies located outside of the United States and include securities issued by companies located in emerging markets. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. The Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

OPTIONS AND FUTURES are derivative instruments involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or financial instruments.

A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

================================================================================

--------------------------------------------------------------------------------

RISK TERMINOLOGY

STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by the Portfolio, or securities selected by an Adviser, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets or emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

NON-DIVERSIFICATION: The Portfolio will hold up to thirty securities. As a result, its performance may be affected more by a decline in the market price of one stock than would be the case if the Portfolio were more diversified.

================================================================================
MORE INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

FUND MANAGEMENT

MANAGER: SunAmerica Asset Management Corp. selects the Advisers for the Portfolio, may manage certain portions of the Portfolio directly, provides various administrative services, and supervises the daily business affairs of the Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolio, selection of broker-dealers and negotiation of commission rates for their respective portion of the Portfolio. SunAmerica may terminate any agreement with another Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Portfolio with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of the Portfolio have the right to terminate an agreement with an Adviser at any time by a vote of the majority of the outstanding voting securities of the Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose to shareholders the Advisers' fees only in the aggregate for the Portfolio. The annual rate of the investment advisory fee payable to SunAmerica is 1.25% of average daily net assets. Payments to the Advisers for their services is made by SunAmerica, not by the Portfolio.

SunAmerica, located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and manages, advises and/or administers assets in excess of $30 billion as of March 31, 2000. In addition to managing the Portfolio, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Equity Funds, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

SunAmerica Asset Management Corp. ("SunAmerica") is the Portfolio's investment manager and will initially allocate the assets of the Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.

SunAmerica intends, on a quarterly basis, to review the asset allocation in the Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica may at its discretion re-allocate cash flows among the Advisers so as to effect a re-balancing of the Portfolio's asset allocation. In addition, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

================================================================================
INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

THE ADVISERS AND PORTFOLIO MANAGER FOR THE PORTFOLIO ARE DESCRIBED BELOW:

DESCRIPTION OF THE ADVISERS

DRESDNER RCM GLOBAL INVESTORS LLC. Dresdner is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization, and is located at Four Embarcadero Center, San Francisco, California 94111. As of December 31, 1999, Dresdner had approximately $87.2 billion in total assets under management.

SUNAMERICA ASSET MANAGEMENT CORP. See page 16.

VAN WAGONER CAPITAL MANAGEMENT, INC. Van Wagoner is a privately owned company located at 345 California Street, San Francisco, California 94104. As of March 31, 2000, Van Wagoner had approximately $4.5 billion in assets under management.

NAME, TITLE AND AFFILIATION OF
PORTFOLIO MANAGER                      EXPERIENCE
------------------------------         ----------

WALTER C. PRICE,JR.                    MR. PRICE JOINED DRESDNER IN 1974  AS  A
PORTFOLIO MANAGER (DRESDNER)           SENIOR  SECURITIES  ANALYST  AND BECAME A
                                       PRINCIPAL IN 1978. HE HAS BEEN A MANAGING
                                       DIRECTOR AND  PORTFOLIO  MANAGER WITH THE
                                       FIRM SINCE 1985. MR. PRICE HAS ANALYTICAL
                                       RESPONSIBILITY  FOR  MUCH  OF  DRESDNER'S
                                       TECHNOLOGY AREA.

HUACHEN CHEN                           MR.  CHEN  JOINED  DRESDNER  IN  1985  AS
PORTFOLIO MANAGER (DRESDNER)           A   SECURITIES   ANALYST.  HE   BECAME  A
                                       PRINCIPAL  IN   1994  AND  CURRENTLY  HAS
                                       RESEARCH     AND     MONEY     MANAGEMENT
                                       RESPONSIBILITIES   FOR  THE   TECHNOLOGY,
                                       AEROSPACE AND ELECTRICAL EQUIPMENT AREAS.

DONNA CALDER                           MS.   CALDER   JOINED   SUNAMERICA   AS A
PORTFOLIO MANAGER (SUNAMERICA)         PORTFOLIO   MANAGER   IN   FEBRUARY 1998.
                                       MS.  CALDER  SERVED AS A GENERAL  PARTNER
                                       OF MANHATTAN CAPITAL PARTNERS,  L.P. FROM
                                       NOVEMBER  1991 THROUGH  AUGUST 1995.  SHE
                                       ALSO HAS  SERVED AS A  PORTFOLIO  MANAGER
                                       WITH  OPPENHEIMER   MANAGEMENT  AND  E.F.
                                       HUTTON & COMPANY.

SOOHWAN KIM, CFA                       SOOHWHAN  KIM   JOINED  SUNAMERICA  AS  A
SENIOR TECHNOLOGY ANALYST              SENIOR RESEARCH  ANALYST IN JULY OF 1999.
(SUNAMERICA)                           PREVIOUSLY,   HE   WAS   VICE  PRESIDENT,
                                       CITIBANK  GLOBAL  ASSET MANAGEMENT.  FROM
                                       ANALYST AT 1992 TO 1993,  HE SERVED AS AN
                                       ECONOMIST   WITH   THE   UNION   BANK  OF
                                       SWITZERLAND.

GARRETT R. VAN WAGONER, CFA            MR.   VAN  WAGONER  IS  PORTFOLIO MANAGER
PORTFOLIO MANAGER (VAN WAGONER)        AND PRESIDENT  OF  THE VAN WAGONER FUNDS.
                                       PRIOR TO  FOUNDING  VAN  WAGONER  CAPITAL
                                       MANAGEMENT,   INC.   IN   1995,  MR.  VAN
                                       WAGONER   MANAGED   THE  GOVETT   SMALLER
                                       COMPANIES  FUND OR THREE  YEARS.  HE ALSO
                                       WORKED WITH BESSEMER TRUST,  N.A. AND HAS
                                       OVER  20  YEARS   EXPERIENCE   OF  EQUITY
                                       PORTFOLIO MANAGEMENT.

RAIFORD GARRABRANT, CFA                MR. GARRABRANT IS  A RESEARCH ANALYST AND
PORTFOLIO MANAGER AND                  PORTFOLIO MANAGER FOR VAN WAGONER CAPITAL
RESEARCH ANALYST (VAN WAGONER)         MANAGEMENT, INC. RESPONSIBLE FOR COVERING
                                       COMPANIES  WITH   MARKET  CAPITALIZATIONS
                                       OF  $500   MILLION  AND  BELOW.  PRIOR TO
                                       JOINING VAN WAGONER  CAPITAL  MANAGEMENT,
                                       INC.,  HE  WAS  THE  ASSISTANT  PORTFOLIO
                                       MANAGER FOR THE GOVETT SMALLER  COMPANIES
                                       FUND AND  ASSISTED  MR.  VAN  WAGONER  IN
                                       MANAGING  THIS  FUND  IN 1994  AND  1995.
                                       MR.GARRABRANT   ALSO  WORKED  WITH  FIRST
                                       CITIZEN'S  BANK AND TRUST AS A  FINANCIAL
                                       ANALYST  AND  HAS  OVER  EIGHT  YEARS  OF
                                       RESEARCH   AND    PORTFOLIO    MANAGEMENT
                                       EXPERIENCE.

================================================================================
INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes the Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under the Portfolio's 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of the Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Portfolio, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolio's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Distributor based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to investment companies of the type contemplated by the Portfolio's 12b-1 plans. Banks and other financial services firms may be subject to various state laws regarding these services, and may be required to register as dealers pursuant to state law.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Portfolio's transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by the Portfolio for its services at the annual rate of 0.22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Portfolio.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

                       (THISPAGEINTENTIONALLY LEFT BLANK)

                       (THISPAGEINTENTIONALLY LEFT BLANK)

                       (THISPAGEINTENTIONALLY LEFT BLANK)

================================================================================
FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolio and are available free of charge upon request:

   ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected the Portfolio's performance during the last applicable period.

   STATEMENT OF ADDITIONAL  INFORMATION (SAI).  Contains additional  information
   about  the  Portfolio's  policies,   investment   restrictions  and  business
   structure.  This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolio by contacting:

          SunAmerica Fund Services, Inc.
          Mutual Fund Operations
          The SunAmerica Center
          733 Third Avenue
          New York, New York 10017-3204
          1-800-858-8850, extension 5125

or

by calling your broker or financial advisor.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolio is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


DISTRIBUTOR: Sun America Capital Services
INVESTMENT COMPANY ACT                            [SUNAMERICA MUTUAL FUNDS LOGO]
File No. 811-07797


TECPR